Shareholders' equity, Other Reserves - Hedging Reserve (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Hedging reserve [Abstract]
At beginning of the financial period			$ 7,826
At end of the financial period	$ 8,399		8,399
Fair value reserve [Abstract]
At beginning of the financial period			(26,051)
Disposal of FVOCI			(270)
Fair value gains on revaluation	(26,631)	$ 0	84,667	$ 0
At end of the financial period	58,278		58,278
Hedging Reserve [Member]
Hedging reserve [Abstract]
At beginning of the financial period			7,826	20,705
Fair value gains/(losses) on cash flow hedges			3,447	(3,770)
Reclassification to profit or loss			(2,874)	(5,734)
At end of the financial period	8,399	11,201	8,399	11,201
Fair value reserve [Abstract]
Disposal of FVOCI			0
Fair Value Reserve [Member]
Fair value reserve [Abstract]
At beginning of the financial period			(26,051)	10,906
Disposal of FVOCI			(338)	0
Fair value gains on revaluation			84,667	0
At end of the financial period	$ 58,278	$ 10,906	$ 58,278	$ 10,906